Property and equipment, net	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Property and equipment, net
15.
Property and equipment, net

	As of March 31,
	2025	2026
	RMB	RMB
	(in millions)
Building, property improvements and other property	104,600	121,396
Computer equipment and software	157,252	238,760
Construction in progress	54,849	55,637
Furniture, office and transportation equipment and others	15,064	17,729
	331,765	433,522
Less: accumulated depreciation and impairment	(128,417)	(150,823)
Net book value	203,348	282,699

Depreciation expenses recognized for the years ended March 31, 2024, 2025 and 2026 were RMB23,344 million, RMB24,515 million and RMB34,963 million, respectively.